Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 27,146
Payments made during the period	(7,642)
Additions in The period	658
Fair value loss and other	586
Ending balance	20,748
Current	12,272
Non-current	$ 8,476